Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Available-for-sale financial assets	¥ 622	¥ 499
Available-for-sale equity securities: Listed shares [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets	85	88
Available-for-sale equity securities: Non-tradable shares [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets	¥ 537	¥ 411